Document and Entity Information	Oct. 02, 2020
Document And Entity Information
Document Type	497
Document Period End Date	Oct. 31, 2019
Entity Registrant Name	ADVISORS' INNER CIRCLE FUND
Entity Central Index Key	0000878719
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 02, 2020
Document Effective Date	Oct. 02, 2020
Prospectus Date	Mar. 01, 2020